Related Parties - Narrative (Details) - Social Finance, Inc. - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended		12 Months Ended
	Feb. 28, 2021	Dec. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Aug. 31, 2020	Nov. 30, 2019	May 29, 2019
Related Party Transaction [Line Items]
Exercise price of warrants (in dollars per share)		$ 15.44			$ 15.44		$ 15.44	$ 15.44				$ 15.44
Amounts due from related parties		$ 17,923			$ 0		$ 17,923	$ 9,174
Related party interest income					211	$ 1,052	$ 3,189	3,338	$ 0
Number of shares called and redeemed (in shares)							15,097,587
Value of shares called							$ 52,658
Value of shares called and redeemed							80,201
Additional Paid-in Capital
Related Party Transaction [Line Items]
Value of shares called							$ 52,658
Redeemable Preferred Stock
Related Party Transaction [Line Items]
Number of shares called and redeemed (in shares)		15,097,587					15,097,587
Value of shares called and redeemed							$ 80,201
Series B
Related Party Transaction [Line Items]
Number of shares called and redeemed (in shares)		10,558,256
Series D
Related Party Transaction [Line Items]
Number of shares called and redeemed (in shares)		1,042,462
Series E
Related Party Transaction [Line Items]
Number of shares called and redeemed (in shares)		220,814
Series F
Related Party Transaction [Line Items]
Number of shares called and redeemed (in shares)		3,276,055
Common Stock
Related Party Transaction [Line Items]
Number of shares called during period (in shares)							59,750
Value of shares called							$ 133,385
Common Stock | Accumulated Deficit
Related Party Transaction [Line Items]
Reduction in retained earnings from repurchase and retirement of common stock							526
Stockholder Note Receivable | Stockholder
Related Party Transaction [Line Items]
Notes receivable		$ 0		$ 58,000			0	$ 43,513
Accrued interest rate				7.00%
Exercise price of warrants (in dollars per share)				$ 8.80				$ 8.80
Notes receivable with related parties, extension period				6 months
Notes receivable with related parties, extension period for unlimited consecutive terms				3 months
Amount of transactions with related parties							47,823
Related party interest income						770	1,764	$ 3,214
Stockholder Note Receivable | Stockholder | Additional Paid-in Capital
Related Party Transaction [Line Items]
Notes receivable		0					0
Stockholder Note Receivable, Proceeds | Stockholder
Related Party Transaction [Line Items]
Amount of transactions with related parties			$ 15,155
Stockholder Note Receivable, Common Stock and Redeemable Preferred Stock | Stockholder
Related Party Transaction [Line Items]
Number of shares issued to stockholder (in shares)			1,722,144
Stockholder Note Receivable, Interest Receivable | Stockholder
Related Party Transaction [Line Items]
Amounts due from related parties								2,546
APEX Loan | Equity Method Investee
Related Party Transaction [Line Items]
Notes receivable		$ 7,643					7,643				$ 9,050
Related party interest income					211	$ 282	$ 1,425	$ 124
Interest rate on notes receivable		10.00%					10.00%			5.00%	12.50%
Proceeds from related party for settlement of outstanding obligation	$ 18,304
Apex Loan, Noninterest Income (Loss) | Equity Method Investee
Related Party Transaction [Line Items]
Amount of transactions with related parties							$ 319
APEX Loan, Principal Balances | Equity Method Investee
Related Party Transaction [Line Items]
Related party interest income							1,319
Proceeds from related party for settlement of outstanding obligation	16,693
APEX Loan, Discount Accretion | Equity Method Investee
Related Party Transaction [Line Items]
Related party interest income					$ 169		106
Proceeds from related party for settlement of outstanding obligation	$ 1,611
APEX Loan, Interest Income Receivable | Equity Method Investee
Related Party Transaction [Line Items]
Related party interest income receivable		$ 1,443					$ 1,443